Segment Reporting (Details) - Schedule of Segment Information - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenue	$ 17,252,662	$ 13,272,075	$ 14,690,295
Cost of revenue	9,105,337	7,169,404	7,759,872
Gross profit	8,147,325	6,102,671	6,930,423
Net income (loss)	33,588	(1,288,205)	506,769
Interest income (expense), net	35,505	(35,457)	(98,033)
Provision for income tax	119,416	9,547	16,277
Depreciation	831,820	701,461	605,253
Capital expenditures	2,113,964	860,034	2,038,054
China [Member]
Segment Reporting Information [Line Items]
Revenue	14,314,156	9,491,208	12,796,089
Cost of revenue	7,196,311	5,080,616	6,582,462
Gross profit	7,117,845	4,410,592	6,213,627
Net income (loss)	1,716,755	924,321	2,027,809
Interest income (expense), net	(31,395)	(35,457)	(98,033)
Provision for income tax	119,416	9,547	16,277
Depreciation	455,144	385,736	317,702
Capital expenditures	686,885	671,965	1,096,051
United States and others [Member]
Segment Reporting Information [Line Items]
Revenue	2,938,506	3,780,867	1,894,206
Cost of revenue	1,909,026	2,088,788	1,177,410
Gross profit	1,029,480	1,692,079	716,796
Net income (loss)	(1,683,167)	(2,212,526)	(1,521,040)
Interest income (expense), net	66,900
Provision for income tax
Depreciation	376,676	315,725	287,551
Capital expenditures	$ 1,427,079	$ 188,069	$ 942,003